Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-based compensation expense
Stock-based compensation expense	$ 8,456,942	$ 48,552	$ 9,124,416	$ 96,793	$ 777,403	$ 288,248
Unrecognized share-based compensation cost					$ 11,309,000
Expected weighted average period compensation costs to be recognized (years)			4 years 2 months 15 days		4 years 8 months 4 days
Research and development
Stock-based compensation expense
Stock-based compensation expense	6,500,640	33,684	$ 6,895,388	66,999	$ 397,909	123,376
General and administrative
Stock-based compensation expense
Stock-based compensation expense	$ 1,956,302	$ 14,868	$ 2,229,028	$ 29,794	$ 379,494	$ 164,872